LONG TERM INVESTMENTS - Equity securities without readily determinable fair value - (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	$ 2,036,413			$ 2,132,567	$ 2,036,413
Payment for longterm investments					600,000
Fair value change				0	755,524	$ 0
Tibet Gelonghui Information Technology Co., LTD ("Gelonghui")
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	1,436,413			1,532,567	1,436,413
Percentage of equity interest acquired		1.00%	1.00%
Payment for longterm investments		$ 1,536,972	¥ 10,000,000
Fair value change				0	0
UNext Group Limited ("UNext")
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	$ 600,000			600,000	600,000
Percentage of equity interest acquired	0.60%
Payment for longterm investments	$ 600,000
Fair value change				$ 0	$ 0